Financial Instruments (Details 1) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Trade receivable	$ 8,206	$ 8,200
Amounts due from affiliate	4,101	4,239
Advances/ loans to joint ventures	8,761	13,991
Payment activity [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Trade receivable	8,206	8,200
Amounts due from affiliate	4,101	4,239
Advances/ loans to joint ventures	$ 8,761	$ 13,991